Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of company's operations by reportable segment

The tables below have been revised to reflect the Company’s operations by its current reportable segments for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31, 2012
	Oil & Gas	Utility T&D	Professional Services	Canada	Eliminations	Consolidated
Revenue	$902,688	$483,603	$330,594	$216,793	$(4,878)	$1,928,800
Operating expenses	904,167	470,639	319,168	216,833	(4,878)	1,905,929
Goodwill impairment	—	8,067	—	—	—	8,067

Operating income (loss)	$(1,479)	$4,897	$11,426	$(40)	$—	14,804

Other expense						(33,368)
Provision for income taxes						4,727

Loss from continuing operations						(23,291)
Loss from discontinued operations net of provision (benefit) for income taxes						(5,944)

Loss from continuing and discontinued operations						(29,235)
Less: Income attributable to noncontrolling interest						(976)

Net loss attributable to Willbros Group, Inc.						$(30,211)

	Year Ended December 31, 2011
	Oil & Gas	Utility T&D	Professional Services	Canada	Eliminations	Consolidated
Revenue	$560,202	$388,438	$278,101	$153,411	$(3,783)	$1,376,369
Operating expenses	586,655	392,617	275,627	148,741	(3,783)	1,399,857
Goodwill impairment	30,709	143,543	2,113	2,210		178,575
Change in fair value of contingent earnout liability	—	—	—	—	—	(10,000)

Operating income (loss)	$(57,162)	$(147,722)	$361	$2,460	$—	(192,063)

Other expense						(51,878)
Benefit for income taxes						(33,558)

Loss from continuing operations						(210,383)
Loss from discontinued operations net of provision (benefit) for income taxes						(82,438)

Loss from continuing and discontinued operations						(292,821)
Less: Income attributable to noncontrolling interest						(1,195)

Net loss attributable to Willbros Group, Inc.						$(294,016)

	Year Ended December 31, 2010
	Oil & Gas	Utility T&D	Professional Services	Canada	Eliminations	Consolidated
Revenue	$529,789	$152,851	$165,181	$157,667	$(2,079)	$1,003,409
Operating expenses	521,680	176,579	162,028	158,093	(2,079)	1,016,301
Goodwill impairment	54,686	—	5,314	—		60,000
Change in fair value of contingent earnout liability	—	—	—	—	—	(45,340)

Operating loss	$(46,577)	$(23,728)	$(2,161)	$(426)	$—	(27,552)

Other expense						(26,086)
Benefit for income taxes						(28,951)

Loss from continuing operations						(24,687)
Loss from discontinued operations net of provision (benefit) for income taxes						(11,142)

Loss from continuing and discontinued operations						(35,829)
Less: Income attributable to noncontrolling interest						(1,207)

Net loss attributable to Willbros Group, Inc.						$(37,036)

Depreciation and amortization expense by segment are presented below:

	Year Ended December 31,
	2012	2011	2010
Oil & Gas	$12,700	$15,688	$20,178
Utility T&D	28,299	31,151	15,994
Professional Services	3,150	3,496	3,284
Canada	2,196	2,413	3,344

Total	$46,345	$52,748	$42,800

Capital expenditures by segment are presented below:

	Year Ended December 31,
	2012	2011	2010
Oil & Gas	$5,766	$3,923	$5,662
Utility T&D	2,061	2,828	4,215
Professional Services	1,227	1,255	445
Canada	661	52	3,987
Corporate	944	1,989	1,326

Total	$10,659	$10,047	$15,635

Total assets by segment as of December 31, 2012 and 2011 are presented below:

	Year Ended December 31,
	2012	2011
Oil & Gas	$329,198	$240,754
Utility T&D	279,480	323,920
Professional Services	88,133	37,753
Canada	103,157	57,783
Corporate	87,338	79,054

Total assets, continuing operations	$887,306	$739,264

Total contract revenue

Customers representing 10 percent or more of total contract revenue are as follows:

	Year Ended December 31,
	2012	2011	2010
Oncor	16.3%	15.5%	—%
Fayetteville Express Pipeline, LLC	—%	—%	18.1%

	16.3%	15.5%	18.1%

Information about the Company's operations

Information about the Company’s operations in its work countries is shown below:

	Year Ended December 31,
	2012	2011	2010
Contract revenue:
United States	$1,705,653	$1,210,993	$839,505
Canada	216,793	153,411	157,666
Other	6,354	11,965	6,238

	$1,928,800	$1,376,369	$1,003,409

	Year Ended December 31,
	2012	2011
Property, plant and equipment, net:
United States	$117,205	$138,894
Canada	6,689	13,605
Other	91	92

	$123,985	$152,591